DERIVATIVE FINANCIAL INSTRUMENTS - Notional values (Details) kr in Millions	12 Months Ended
	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Average hedge USD/DKK	65.0	65.0
Average interest rate (as a percent)	2.33%	2.04%	2.33%	2.04%
Average price of the hedging instrument			652,000,000	413.7
Forward exchange contracts (USD/DKK)
Disclosure of detailed information about financial instruments [line items]
Notional value | kr	kr 222.5	kr 250.0			kr 257.0
Forward exchange contracts (USD/DKK) | 2020
Disclosure of detailed information about financial instruments [line items]
Notional value | kr	kr 222.5	kr 250.0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional value			$ 597,800,000	$ 512,800,000		$ 406,400,000
Interest rate swaps | 2020
Disclosure of detailed information about financial instruments [line items]
Notional value			120,500,000	46,600,000
Interest rate swaps | 2021
Disclosure of detailed information about financial instruments [line items]
Notional value			239,500,000	160,900,000
Interest rate swaps | After 2021
Disclosure of detailed information about financial instruments [line items]
Notional value			237,800,000	305,300,000
Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Notional value			4,725,000,000	$ 10,400,000,000
Bunker swaps | 2020
Disclosure of detailed information about financial instruments [line items]
Notional value			$ 4,725,000,000